INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Carry-forwards losses and credits	$ 59,911	$ 48,824
Capital losses carry-forwards	0	89
Research and development expenses	22,859	16,367
Deferred revenues	12,841	12,343
Intangible assets	8,267	9,063
Share-based compensation	26,897	21,024
Operating lease liability	4,737	5,691
Accruals and other	4,276	12,224
Gross deferred tax assets before valuation allowance	139,788	125,625
Less: Valuation allowance	24,569	21,741
Total deferred tax assets	115,219	103,884
Deferred tax liabilities:
Intangible assets	3,527	2,892
Deferred commission	24,999	21,885
Operating lease ROU asset	4,696	5,417
Property and equipment and other	700	881
Gross deferred tax liabilities	33,922	31,075
Net deferred tax assets	$ 81,297	$ 72,809